INCOME TAXES - Disclosure of detailed information about unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,385	$ 1,385